SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Lease
2025	$ 16,344
2026	38,634
Total lease payments	54,978
Less: Imputed interest	(1,621)
Present value of lease liabilities	53,357	$ 38,109
Less: current portion	(32,489)	(38,109)
Lease obligations, noncurrent	$ 20,868